Significant accounting policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Significant accounting policies
2. Significant accounting policies
Reclassification
Certain amounts in the prior period financial statements have been reclassified to conform to the presentation of the current period financial statements. These reclassifications had no impact on the previously reported total net investment income (loss), total revenues or net income (loss).
Expense Reclassifications
Effective January 1, 2021, the Company reclassified certain expenses on the consolidated statements of income (loss) to separately present expenses associated with the Company’s underwriting operations from corporate and other expenses necessary to support corporate operations including those as a publicly-traded company.
These reclassifications had no impact on the previously reported total expenses or net income (loss).
The following is a summary of the significant accounting and reporting policies adopted by the Company:
Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported and disclosed amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The major estimates reflected in the Company’s consolidated financial statements include, but are not limited to, the loss and loss adjustment expense reserves, estimates of written and earned premiums and fair value of financial instruments.
Cash, cash equivalents and restricted cash
Cash and cash equivalents consist of cash held in banks and other short-term, highly liquid investments with original maturity dates of ninety days or less.
Restricted cash and cash equivalents consist of cash held in trust accounts securing obligations under certain reinsurance contracts and cash held with brokers and in trust accounts securing letters of credit issued under credit facilities.
Premium revenue recognition
Effective January 1, 2021, the Company changed its accounting policy for assumed written premium recognition. The Company changed its accounting policy to recognize premiums written ratably over the term of the related policy or reinsurance treaty consistent with the timing of when the ceding company has recognized the written premiums. Premiums written include amounts reported by brokers and ceding companies, supplemented by the Company's own estimates of premiums where reports have not been received. The determination of premium estimates requires a review of the Company's experience with the ceding companies, managing general underwriters, familiarity with each market, the timing of the reported information, an analysis and understanding of the characteristics of each class of business and management's judgment of the impact of various factors, including premium or loss trends, on the volume of business written and ceded to the Company. On an ongoing basis, the Company's underwriters review the amounts reported by these third parties for reasonableness based on their experience and knowledge of the subject class of business, taking into account the Company's historical experience with the brokers or ceding companies.
Premiums written are earned over the exposure period in proportion to the period of risk covered. Reinstatement premiums are earned when written. Unearned premiums represent the portion of premiums written that relate to the remaining term of the underlying policies in force.
Premiums for retroactive exposures in reinsurance contracts are earned at the inception of the contract, as all of the underlying loss events covered by these exposures occurred in the past. If the estimated loss and loss adjustment expense reserve differs from the premium received at inception of a retroactive reinsurance contract, the resulting difference is deferred and recognized over the estimated claim payment period of the related contract with the periodic amortization reflected in earnings as a component of loss and loss adjustment expenses incurred.
See Note 3 for additional information on the retrospective impact from the change in accounting policy on the Company’s consolidated financial statements.
Reinsurance premiums ceded
From time to time, the Company reduces the risk of losses on business written by reinsuring certain risks and exposures with other reinsurers. The Company remains liable to the extent that any retrocessionaire fails to meet its obligations and to the extent that the Company does not hold sufficient security for their unpaid obligations. Ceded premiums are written during the period in which the risks incept and are earned over the contract period in proportion to the period of risk covered. Unearned premiums ceded consist of the unexpired portion of reinsurance ceded.
Reinsurance
Reinsurance recoverables include claims we paid and estimates of unpaid losses and loss adjustment expenses that are subject to reimbursement under reinsurance and retrocessional contracts. The method for determining reinsurance recoverables for unpaid losses and loss adjustment expenses involves reviewing actuarial estimates of gross unpaid losses and loss adjustment expenses to determine our ability to cede unpaid losses and loss adjustment expenses under our existing reinsurance contracts. This method is continually reviewed and updated and any resulting adjustments are reflected in earnings in the period identified. Reinsurance premiums, commissions and expense reimbursements are accounted for on a basis consistent with those used in accounting for the original policies issued and the term of the reinsurance contracts. Amounts recoverable from reinsurers for losses and loss adjustment expenses for which the Company has not been relieved of its legal obligations to the policyholder are reported as assets.
Deferred acquisition costs
Acquisition costs consist of commissions, brokerage and excise taxes that are related directly to the successful acquisition of new or renewal reinsurance contracts. These costs are deferred and amortized over the period in which the related premiums are earned. The Company evaluates the recoverability of deferred acquisition costs by determining if the sum of future earned premiums and anticipated investment income is greater than expected future loss and loss adjustment expenses and acquisition costs. If a loss is probable on the unexpired portion of contracts in force, a premium deficiency loss is recognized. As of December 31, 2020, deferred acquisition costs are considered to be fully recoverable and no premium deficiency has been recorded.
Acquisition costs also include profit commissions that are expensed when incurred. Profit commissions are calculated and accrued based on the expected loss experience for contracts and recorded when the current loss estimate indicates that a profit commission is probable under the contract terms.
Loss and loss adjustment expense reserves
The Company’s loss and loss adjustment expense reserves include case reserves, reserves for losses incurred but not yet reported (“IBNR reserves”) and deferred gains on retroactive reinsurance contracts. Case reserves are established for losses that have been reported, but not yet paid. IBNR reserves represent the estimated loss and loss adjustment expenses that have been incurred by insureds and reinsureds but not yet reported to the insurer or reinsurer, including unknown future development on loss and loss adjustment expenses that are known to the insurer or reinsurer. IBNR reserves are established by management based on actuarially determined estimates of ultimate loss and loss adjustment expenses. Deferred gains represent the underwriting profit related to retroactive exposures in reinsurance contracts at inception and are deferred and amortized over the estimated future settlement period of the contract. Deferred gains are included in loss and loss adjustment expense reserves. If the premium received is lower than the estimated loss and loss adjustment expense reserves assumed at inception of a retroactive reinsurance contract, the resulting difference is deferred and recorded in other assets. This difference is also amortized over the estimated future settlement period of the contract.
Inherent in the estimate of ultimate loss and loss adjustment expenses are expected trends in claim severity and frequency and other factors that may vary significantly as claims are settled. Accordingly, ultimate loss and loss adjustment expenses may differ materially from the amounts recorded in the consolidated financial statements. These estimates are reviewed regularly and, as experience develops and new information becomes known, the reserves are adjusted as necessary. Such adjustments, if any, are recorded in the consolidated statements of income (loss) in the period in which they become known.
Deposit liabilities
Certain contracts do not transfer sufficient insurance risk to be deemed reinsurance contracts and are accounted for using the deposit method of accounting. Management exercises judgment in determining whether contracts transfer sufficient risk to be accounted for as reinsurance contracts. Using the deposit method of accounting, a deposit liability, rather than written premium, is initially recorded based upon the consideration received less any explicitly identified premiums or fees. In subsequent periods, the deposit liability is adjusted by calculating the effective yield on the deposit to reflect actual payments to date and future expected payments. In some cases, the effective yield on the contract may be negative, which will result in the recognition of other income.
Fair value measurement
The Company determines the fair value of financial instruments in accordance with current accounting guidance, which defines fair value and establishes a three level fair value hierarchy based upon the transparency of inputs used in the valuation of an asset or liability. Fair value is defined as the price that the Company would receive to sell an asset or would pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Company determines the estimated fair value of each individual security utilizing the highest level inputs available.
The fair value of the Company’s assets and liabilities, which qualify as financial instruments, approximates the carrying amounts presented in the consolidated balance sheets.
U.S. GAAP disclosure requirements establish a framework for measuring fair value, including a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-level hierarchy of inputs is summarized below:
•Level 1 – Quoted prices available in active markets/exchanges for identical investments as of the reporting date.
•Level 2 – Observable inputs to the valuation methodology other than unadjusted quoted market prices for identical assets or liabilities in active markets. Level 2 inputs include, but are not limited to, prices quoted for similar assets or liabilities in active markets/exchanges, prices quoted for identical or similar assets or liabilities in markets that are not active and fair values determined through the use of models or other valuation methodologies.
•Level 3 – Inputs are based all or in part on significant unobservable inputs for the investment, and include situations where there is little, if any, market activity for the investment. The inputs applied in the determination of fair value require significant management judgment and estimation.
Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources other than those of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and considers factors specific to the investment.
Investments
Investments - Trading
The Company’s investments are classified as “trading securities” and are carried at fair value with changes in fair value included in earnings in the consolidated statements of income (loss).
The fair value of the Company’s investments are based on quoted market prices, or when such prices are not available, by reference to broker or underwriter bid indications, industry recognized pricing vendors, and/or internal pricing valuation techniques. Investment transactions are recorded on a trade date basis with balances pending settlement included in due to/from brokers in the consolidated balance sheets.
Realized gains and losses are determined using costs calculated on a specific identification basis. Dividends are recorded on the ex-dividend date. Income and expenses are recorded on the accrual basis including interest and premiums amortized and discounts accreted.
Investment in related party investment fund
The Company invests in TP Fund, a related party investment fund. The Company’s investment in TP Fund is stated at its fair value, that generally represents the Company’s proportionate interest in TP Fund as reported by the fund based on the net asset value (“NAV”) provided by the fund administrator. Increases or decreases in such fair value are recorded within net investment income from investment in related party investment fund in the Company’s consolidated statements of income. Realized gains or losses upon any redemptions of investments in TP Fund are calculated using the weighted average method. The Company records contributions and withdrawals related to its investments in TP Fund on the transaction date.
Derivatives
Investments
Prior to the change in the investment account structure, derivative instruments within our investment assets managed by our investment manager, Third Point LLC, were recorded in the consolidated balance sheets at fair value, with changes in fair values and realized gains and losses recognized in net investment income in the consolidated statements of income (loss).
Derivatives served as a key component of the Company’s investment strategy and were utilized primarily to structure the portfolio, or individual investments, and to economically match the investment objectives of the Company. The Company’s derivatives did not qualify as hedges for financial reporting purposes and were recorded in the consolidated balance sheets on a gross basis and not offset against any collateral pledged or received. Pursuant to the International Swaps and Derivatives Association (“ISDA”) master agreements, securities lending agreements and other derivatives agreements, the Company and its counterparties typically have the ability to net certain payments owed to each other in specified circumstances. In addition, in the event a party to one of the ISDA master agreements, securities lending agreements or other derivatives agreements defaults, or a transaction is otherwise subject to termination, the non-defaulting party generally has the right to set off against payments owed to the defaulting party or collateral held by the non-defaulting party.
The Company entered into derivative contracts to manage credit risk, interest rate risk, currency exchange risk and other exposure risks. The Company used derivatives in connection with its risk-management activities to economically hedge certain risks and to gain exposure to certain investments. The utilization of derivative contracts also allowed for an efficient means by which to trade certain asset classes.
Fair values of derivatives were determined by using quoted market prices, industry recognized pricing vendors and counterparty quotes when available; otherwise fair values were based on pricing models that consider the time value of money, volatility and the current market and contractual prices of underlying financial instruments.
Embedded derivatives
Certain of the Company’s reinsurance contracts contain interest crediting features that vary based on the net investment return on investments managed by Third Point LLC. These contractual features are considered embedded derivatives in accordance with U.S. GAAP. We include the estimated fair value of these embedded derivatives in the consolidated balance sheets with the host contract in order to reflect the expected settlement of these features with the host contract. The change in estimated fair value of these embedded derivatives are recorded in other expenses in the consolidated statements of income (loss).
Other derivatives
From time to time the Company may also enter into reinsurance contracts that meet the definition of a derivative contract. The Company measures these derivative instruments at fair value and recognizes these instruments as either assets or liabilities in the consolidated balance sheets. Subsequent changes in estimated fair value of these derivatives are recorded in other expenses in the consolidated statements of income (loss).
Share-based compensation
The Company accounts for its share-based compensation transactions using the fair value of the award at the grant date and accounts for forfeitures when they occur. Determining the fair value of share purchase options at the grant date requires estimation and judgment. The Company uses an option-pricing model (Black-Scholes) to calculate the fair value of share purchase options.
For share purchase options or restricted share awards granted that contain both a service and performance condition, the Company recognizes share compensation expense only for the portion of the options or restricted share awards that are considered probable of vesting. Share compensation for share purchase options or restricted share awards considered probable of vesting are expensed over the service (vesting) period on a straight-line basis. The probability of share purchase options or restricted share awards vesting is evaluated at each reporting period. When the share purchase options or restricted share awards are considered probable of vesting, the Company records a true up of share compensation expense from the grant date (service inception date) to the current reporting period end based on the fair value of the options or restricted share awards at the grant date.
The Company measures grant date fair value for restricted share awards, with a service condition only, based on the price of its common shares at the grant date and the expense is recognized on a straight-line basis over the vesting period.
Warrants
The Company accounts for warrant contracts issued to certain of its founding investors (“Founders”) in conjunction with the initial capitalization of the Company by using either the physical settlement or net-share settlement methods. The fair value of these warrants was recorded in equity as additional paid-in capital. The fair value of warrants issued are estimated on the grant date using the Black-Scholes option-pricing model.
The Company accounts for certain warrant contracts issued to an advisor, where services have been received by the Company, in part, in exchange for equity instruments, based on the fair value of such services. The associated cost of these warrants has been recorded as capital raise costs and is included in additional paid in capital in the consolidated statements of shareholders’ equity.
Debt offering costs
Costs incurred in issuing debt, which includes underwriters’ fees, legal and accounting fees, printing and other fees are capitalized and presented as a direct deduction from the principal amount of senior notes payable in the consolidated balance sheets. These costs are amortized over the term of the debt and are included in interest expense in the consolidated statements of income (loss).
Other expenses
Other expenses are comprised of expenses relating to interest crediting features in certain reinsurance and deposit contracts, as well as changes in value of embedded derivatives in reinsurance contracts and deposit liability contracts that have variable interest crediting features and changes in value of reinsurance contracts that meet the definition of a derivative contract. Variable and fixed interest crediting features are calculated on funds transferred to the Company where interest is credited based on actual cash received into a notional experience account. The ceding company can typically elect to commute at specific points in time in exchange for the amounts held in the notional experience account. For those contracts that contain variable interest crediting features, actual investment returns realized by the Company are included in the calculation, which can increase the overall effective interest crediting rate on those contracts. Variable interest credit features are accounted for as embedded derivatives. Fixed interest credits on reinsurance contracts and deposit liability contracts and changes in value of embedded derivative are included in other expenses in the consolidated statements of income (loss).
Foreign currency transactions
The Company’s functional currency is the U.S. dollar. Transactions involving monetary assets and liabilities denominated in foreign currencies have been converted into U.S. dollars at the exchange rate in effect on the balance sheet date, and the related revenues and expenses are converted using specific rates for the period, as appropriate. Net foreign currency transaction gains and losses arising from these activities are reported in the consolidated statements of income (loss) in the period in which they arise.
Prior to the change in the investment account structure, certain of the Company's investments were denominated in foreign currencies and thus, were subject to the risk associated with foreign currency fluctuations. These investments were translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investments and income and expenses denominated in foreign currencies were translated into U.S. dollar amounts on the respective dates of such transactions. The Company did not isolate the portion of the net investment income resulting from changes in foreign exchange rates on investments, dividends and interest from the fluctuations arising from changes in fair values of securities and derivatives held within the total net investments managed by Third Point LLC. Periodic payments received or paid on swap agreements were recorded as realized gain or loss on investment transactions. Such fluctuations were included within net investment income in the consolidated statements of income (loss).
Income taxes, withholding taxes and uncertain tax positions
The Company provides for income taxes for its operations in income tax paying jurisdictions. The Company’s provision relies on estimates and interpretations of currently enacted tax laws. The Company recognizes deferred tax assets and liabilities based on the temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities. Such temporary differences are primarily due to tax basis discounts on loss and loss adjustment expense reserves and unearned premiums, deferred acquisition costs and unrealized gains (losses) on investments. A valuation allowance against deferred tax assets is recorded if it is more likely than not that all, or some portion, of the benefits related to deferred tax assets will not be realized. Any adjustments to deferred income taxes are accounted for as changes in estimates and are reflected in the consolidated statements of income (loss) in the year in which they are made. Adjustments could be material and could significantly impact earnings in the year they are recorded.
Prior to the change in the investment account structure, certain of the Company's investments were subject to withholding tax obligations related to dividends, capital gains and interest on certain investments. These withholding taxes were recorded when they became payable and were included in income tax expense (benefit) in the Company’s consolidated statements of income (loss).
The Company recognized uncertain tax positions related to certain investment transactions in foreign jurisdictions. The Company records its uncertain tax positions based on an estimate of the potential liability, including potential interests and penalties, arising from its investment transactions conducted in foreign countries. The changes in the Company’s uncertain tax position is included in income tax expense (benefit) in the Company’s consolidated statements of income (loss).
Variable interest entities
The Company accounts for variable interest entities (“VIEs”) in accordance with FASB ASC Topic 810 Consolidation, which requires the consolidation of all VIEs by the primary beneficiary, that being the investor that has the power to direct the activities of the VIE and that will absorb a portion of the VIE’s expected losses or residual returns that could potentially be significant to the VIE. For VIEs the Company determines it has a variable interest in, it determines whether it is the primary beneficiary of a VIE by performing an analysis that principally considers: (i) the VIE’s purpose and design, including the risks the VIE was designed to create and pass through to its variable interest holders; (ii) the VIE’s capital structure; (iii) the terms between the VIE and its variable interest holders and other parties involved with the VIE; (iv) which variable interest holders have the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; (v) which variable interest holders have the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE; and (vi) related party relationships. The Company reassesses its initial determination of whether the Company is the primary beneficiary of a VIE upon changes in facts and circumstances that could potentially alter the Company’s assessment.
Noncontrolling interests
The Company consolidates the results of entities in which it has a controlling financial interest. The Company records the portion of shareholders’ equity attributable to noncontrolling interests as a separate line within shareholders’ equity in the consolidated balance sheets. The Company records the portion of net (income) loss attributable to noncontrolling interests as a separate line within the consolidated statements of income (loss).
Earnings (loss) per share
Basic earnings (loss) per share is based on the weighted average number of common shares and participating securities outstanding during the period. The weighted average number of common shares excludes any dilutive effect of outstanding warrants, options and unvested restricted shares. Diluted earnings (loss) per share is based on the weighted average number of common shares and participating securities outstanding and includes any dilutive effects of warrants, options and unvested restricted shares under share plans and are determined using the treasury stock method. U.S. GAAP requires that unvested share awards that contain non-forfeitable rights to dividends or dividend equivalents, whether paid or unpaid (referred to as “participating securities”), be treated in the same manner as outstanding shares for earnings per share calculations. The Company treats certain of its unvested restricted shares as participating securities. In the event of a net loss, all participating securities, outstanding warrants, options and restricted shares are excluded from both basic and diluted loss per share since their inclusion would be anti-dilutive.
Leases
Leases in which substantially all of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) are recognized in the consolidated statements of income (loss) on a straight-line basis over the term of the lease.
Comprehensive income
The Company has no comprehensive income other than net income disclosed in the consolidated statements of income (loss).
Segment information
Under U.S. GAAP, operating segments are based on the internal information that management uses for allocating resources and assessing performance of the Company. Effective January 1, 2021, the Company reports four operating segments: Accident & Health (“A&H”), Specialty, Property, and Runoff & Other. Where applicable, all prior periods presented have been revised to conform to this new presentation. Non-underwriting income and expenses, presented as a reconciliation to our consolidated results, include: net investment income, certain general and administrative expenses related to corporate activities, interest expense, foreign exchange losses and income tax (expense) benefit.
Treasury shares
Common shares repurchased by the Company and not canceled are classified as treasury shares. Treasury shares are recorded at cost, which results in a reduction of shareholders’ equity in the consolidated balance sheets. When shares are reissued from treasury, the Company uses the average cost method to determine the cost of the reissued shares. Gains on sales of treasury shares are credited to additional paid-in capital, while losses are charged to additional paid-in capital to the extent that previous net gains from sales of treasury shares are included therein; otherwise, losses are charged to retained earnings.
Transfer of Financial Assets
The Company accounts for transfers of financial assets as sales when it has surrendered control over the related assets. Whether control has been relinquished requires, among other things, an evaluation of relevant legal considerations and an assessment of the nature and extent of the Company’s continuing involvement with the assets transferred. Gains and losses stemming from transfers reported as sales, if any, would be included as realized gains (losses) within net investment income in the accompanying consolidated statements of income.
In instances where a transfer of financial assets does not qualify for sale accounting, the accounting guidance requires that the transaction be accounted for as a collateralized borrowing. Accordingly, the related assets remain on the Company’s consolidated balance sheets and continue to be reported and accounted for as if the transfer had not occurred. Cash proceeds from these transfers are reported as liabilities, with attributable interest expense recognized over the life of the related transactions.
Recent accounting pronouncements
Adoption of New Accounting Standards
In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 amended the guidance on the impairment of financial instruments. Under the new guidance, an entity recognizes as an allowance its estimate of expected credit losses, which the FASB believes will result in more timely recognition of such losses. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. ASU 2016-13 did not have a material impact on the Company’s consolidated financial statements.
In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 is intended to improve the effectiveness of fair value measurement disclosure requirements. The amendments are effective for interim and annual periods beginning after December 15, 2019. ASU 2018-13 did not have a material impact on the Company’s consolidated financial statements.
In October 2018, the FASB issued Accounting Standards Update 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities (“ASU 2018-17”). The amendments in ASU 2018-17 for determining whether a decision-making fee is a variable interest require reporting entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety. ASU 2018-17 is effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. ASU 2018-17 did not impact the Company’s assessment of its variable interest entity.
Recently Issued Accounting Standards Not Yet Adopted
In December 2019, the FASB issued Accounting Standards Update 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). The amendments in ASU 2019-12 simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify U.S. GAAP for other areas of Topic 740 by clarifying and amending existing guidance. ASU 2019-12 is effective for public business entities for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. This new pronouncement is not expected to have a material impact on the Company’s consolidated financial statements.
In January 2020, the FASB issued Accounting Standards Update 2020-01, Investments—Equity Securities (Topic 321), Investments - Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) - Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the Emerging Issues Task Force) (“ASU 2020-01”). The amendments in ASU 2020-01 clarify certain interactions between the guidance to account for certain equity securities under Topic 321, the guidance to account for investments under the equity method of accounting in Topic 323, and the guidance in Topic 815, which could change how an entity accounts for an equity security under the measurement alternative or a forward contract or purchased option to purchase securities that, upon settlement of the forward contract or exercise of the purchased option, would be accounted for under the equity method of accounting or the fair value option in accordance with Topic 825, Financial Instruments. These amendments improve current GAAP by reducing diversity in practice and increasing comparability of the accounting for these interactions. ASU 2020-01 is effective for public business entities for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. This new pronouncement is not expected to have a material impact on the Company’s consolidated financial statements.
In October 2020, the FASB issued Accounting Standards Update 2020-09, Debt (Topic 470): Amendments to SEC Paragraphs Pursuant to SEC Release No. 33-10762 (“ASU 2020-09”). The amendments in ASU 2020-09 amend and supersede SEC paragraphs in the Accounting Standards Codification to reflect the issuance of SEC Release No. 33-10762 related to financial disclosure requirements for subsidiary issuers and guarantors of registered debt securities and affiliates whose securities are pledged as collateral for registered securities. ASU 2020-09 is effective January 4, 2021, but earlier compliance is permitted. The Company has evaluated the impact of this guidance and it is not expected to have a material impact on the Company’s consolidated financial statements.